Net sales (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Net Sales
Net sales by sales channels:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2026	2025	2026	2025

Wholesale	461.9	441.0	971.5	890.6
Direct-to-Consumer	388.4	308.3	710.7	585.2
Net sales	850.3	749.2	1,682.2	1,475.8
Net sales by product groups:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2026	2025	2026	2025

Shoes	781.6	704.9	1,545.3	1,385.8
Apparel	54.2	36.7	109.5	74.8
Accessories	14.5	7.7	27.4	15.2
Net sales	850.3	749.2	1,682.2	1,475.8
Net sales by geographic regions (based on the location of the customers):

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2026	2025	2026	2025

Americas	451.6	432.3	902.3	869.7
Europe, Middle East and Africa ("EMEA")	228.2	197.8	435.4	366.4
Asia-Pacific ("APAC")	170.5	119.2	344.5	239.7
Net sales	850.3	749.2	1,682.2	1,475.8